Registration No. 02-35570

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
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POST-EFFECTIVE AMENDMENT NO. 82 TO
FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
and
REGISTRATION STATEMENT
under
THE INVESTMENT COMPANY ACT OF 1940
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PRINCIPAL VARIABLE CONTRACTS FUNDS, INC.
(Exact name of Registrant as specified in Charter)
The Principal Financial Group
Des Moines, Iowa 50392
(Address of principal executive offices)
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Telephone Number (515) 248-3842

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Copy to:
MICHAEL D. ROUGHTON		JOHN W. BLOUCH, Esq.
The Principal Financial Group		Drinker Biddle & Reath, LLP
Des Moines, Iowa 50392		1500 K Street, N.W.
Washington, DC 20005-1209

(Name and address of agent for service)
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It is proposed that this filing will become effective (check appropriate box)
__XX___	immediately upon filing pursuant to paragraph (b) of Rule 485
______	on (date), pursuant to paragraph (b) of Rule 485
______	60 days after filing pursuant to paragraph (a)(1) of Rule 485
_______	on (date) pursuant to paragraph (a)(1) of Rule 485
_______	75 days after filing pursuant to paragraph (a)(2) of Rule 485
_______	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:)
_______	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:

This filing relates to the Series in the Registrant's Class 1 and Class 2 shares prospectus dated April 30, 2012 (as filed on
April 27, 2012, SEC Accession No. 0001144204-12-024317), and is filed for the purpose of submitting interactive data files.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant
has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 17th day of May, 2012.

Principal Variable Contracts Funds, Inc.
(Registrant)

/s/ N. M. Everett
N. M. Everett
President, Chief Executive Officer
and Director

Attest:

/s/ Beth Wilson
Beth Wilson
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

	Chairman of the Board	May 17, 2012
R. C. Eucher

/s/ N. M. Everett
	President, Chief Executive	May 17, 2012
N. M. Everett	Officer and Director (Principal
Executive Officer)

/s/ L. A. Rasmussen
	Vice President, Controller and	May 17, 2012
L. A. Rasmussen	Chief Financial Office (Principal
Financial Officer and Controller)

(E. Ballantine)*
	Director	May 17, 2012
E. Ballantine

(L. T. Barnes)*
	Director	May 17, 2012
L. T. Barnes

(K. Blake)*
	Director	May 17, 2012
K. Blake

(C. Damos)*
	Director	May 17, 2012
C. Damos

(R. W. Gilbert)*
	Director	May 17, 2012
R. W. Gilbert

(M. A. Grimmett)*
	Director	May 17, 2012
M. A. Grimmett

(F. S. Hirsch)*
	Director	May 17, 2012
F. S. Hirsch

(T. Huang)*
	Director	May 17, 20122
T. Huang

(W. C. Kimball)*
	Director	May 17, 2012
W. C. Kimball

(B. A. Lukavsky)*
	Director	May 17, 2012
B. A. Lukavsky

(D. Pavelich)*
	Director	May 17, 2012
D. Pavelich

/s/ M. J. Beer
*By
M. J. Beer
Executive Vice President

*	Pursuant to Powers of Attorney
Previously Filed

Exhibit No.	Exhibits
Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculations Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document